REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total oil and gas revenue from customers	$ 597,255	$ 401,222
Oil Gas [Member]
Total oil and gas revenue from customers	372,046	273,234
Natural gas sales and liquids [Member]
Total oil and gas revenue from customers	$ 225,209	$ 127,988